S-K 1603(b) Conflicts of Interest	Aug. 10, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target. As the number of special purpose acquisition companies increases, the competition for available targets with attractive business models and strong financial presence intensifies, which could cause targets companies to demand improved acquisition terms. This could affect our ability to find and consummate an initial business combination or negotiate favorable to us provisions.